Long-term bonds (Tables)	12 Months Ended
Dec. 31, 2019
Long-term bonds [abstract]
Outstanding corporate bonds, medium-term notes and debt financing instrument of the Group
Type of Instruments	Face Value	Issuance Date	Initial Period	Initial Distribution Rate	Effective Rate	Issue Price	Balance as at 31 December 2018	Issued Amount	Interest	Amortization	Repayment	Balance as at 31 December 2019
	RMB’000					RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

2014 medium-term notes (1 st)	4,000,000	July 2014	5 years	5.30%	5.37%	4,000,000	3,993,479	-	112,679	6,521	(4,000,000)	-
2016 corporate bonds (1 st)	3,000,000	June 2016	5 years	3.48%	3.48%	3,000,000	3,000,010	-	104,400	62	-	3,000,072
2016 corporate bonds (1 st)	1,200,000	June 2016	10 years	3.98%	3.98%	1,200,000	1,199,973	-	47,760	12	-	1,199,985
2017 medium-term notes (1 st)	5,000,000	July 2017	5 years	4.69%	4.90%	5,000,000	5,000,939	-	234,500	939	-	5,001,878
2017 debt financing instrument (1 st)	500,000	July 2017	3 years	4.75%	4.81%	500,000	499,563	-	23,750	283	-	499,846
2017 corporate bonds (1 st)	2,300,000	November 2017	3 years	4.99%	4.99%	2,300,000	2,299,916	-	114,770	46	-	2,299,962
2018 corporate bonds (1 st)	1,500,000	April 2018	3 years	4.90%	4.90%	1,500,000	1,500,010	-	73,500	30	-	1,500,040
2018 medium-term notes (1 st)	3,000,000	May 2018	3 years	4.80%	4.91%	3,000,000	2,993,135	-	144,000	2,934	-	2,996,069
2018 medium-term notes (2 nd)	2,000,000	July 2018	3 years	4.41%	4.56%	2,000,000	1,998,518	-	88,200	2,824	-	2,001,342
2018 debt financing instrument (1 st)	2,500,000	July 2018	3 years	4.68%	4.81%	2,500,000	2,492,636	-	117,000	2,911	-	2,495,547
2018 corporate bonds (2 nd)	5,000,000	September 2018	10 years	5.05%	5.05%	5,000,000	4,999,963	-	252,500	30	-	4,999,993
2019 corporate bonds (1 st)	2,300,000	April 2019	10 years	4.70%	4.70%	2,300,000	-	2,300,000	74,725	(10)	-	2,299,990
2019 corporate bonds (2 nd)	1,000,000	July 2019	3 years	3.55%	3.55%	1,000,000	-	1,000,000	17,071	7	-	1,000,007
2019 medium-term notes (1 st)	500,000	July 2019	3 years	3.55%	3.65%	500,000	-	500,000	8,051	(1,241)	-	498,759
2019 medium-term notes (1 st)	1,500,000	July 2019	5 years	3.85%	3.96%	1,500,000	-	1,500,000	26,193	(6,567)	-	1,493,433

Total						35,300,000	29,978,142	5,300,000	1,439,099	8,781	(4,000,000)	31,286,923
Type of Instruments	Face Value	Issuance Date	Initial Period	Initial Distribution Rate	Effective Rate	Issue Price	Balance as at 31 December 2017	Issued Amount	Interest	Amortization	Repayment	Balance as at 31 December 2018
	RMB’000					RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

2008 corporate bonds (1 st)	4,000,000	May 2008	10 years	5.20%	5.42%	4,000,000	3,997,033	-	72,943	2,967	(4,000,000)	-
2014 medium-term notes (1 st)	4,000,000	July 2014	5 years	5.30%	5.37%	4,000,000	3,993,809	-	212,000	(330)	-	3,993,479
2016 corporate bonds (1 st)	3,000,000	June 2016	5 years	3.48%	3.48%	3,000,000	2,999,949	-	104,400	61	-	3,000,010
2016 corporate bonds (1 st)	1,200,000	June 2016	10 years	3.98%	3.98%	1,200,000	1,199,961	-	47,760	12	-	1,199,973
2017 medium-term notes (1 st)	5,000,000	July 2017	5 years	4.69%	4.90%	5,000,000	5,000,000	-	234,500	939	-	5,000,939
2017 debt financing instrument (1 st)	500,000	July 2017	3 years	4.75%	4.81%	500,000	500,129	-	23,750	(566)	-	499,563
2017 corporate bonds (1 st)	2,300,000	November 2017	3 years	4.99%	4.99%	2,300,000	2,299,985	-	114,770	(69)	-	2,299,916
2018 corporate bonds (1 st)	1,500,000	April 2018	3 years	4.90%	4.90%	1,500,000	-	1,500,000	54,773	10	-	1,500,010
2018 medium-term notes (1 st)	3,000,000	May 2018	3 years	4.80%	4.91%	3,000,000	-	3,000,000	96,263	(6,865)	-	2,993,135
2018 medium-term notes (2 nd)	2,000,000	July 2018	3 years	4.41%	4.56%	2,000,000	-	2,000,000	42,046	(1,482)	-	1,998,518
2018 debt financing instrument (1 st)	2,500,000	July 2018	3 years	4.68%	4.81%	2,500,000	-	2,500,000	55,775	(7,364)	-	2,492,636
2018 corporate bonds (2 nd)	5,000,000	September 2018	10 years	5.05%	5.05%	5,000,000	-	5,000,000	78,171	(37)	-	4,999,963

Total						34,000,000	19,990,866	14,000,000	1,137,151	(12,724)	(4,000,000)	29,978,142